Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2012
Supplemental Cash Flow Information
Supplemental Cash Flow Information

14.   Supplemental Cash Flow Information

        Cash paid for income taxes was $2,032, $2,572 and $1,960 for the years ended November 30, 2012, 2011 and 2010, respectively. Cash received from income taxes was $0, $0 and $0 for the years ended November 30, 2012, 2011 and 2010, respectively. Cash paid for interest was $3, $5 and $130 for the years ended November 30, 2012, 2011 and 2010, respectively.